Restructuring charges	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges	Restructuring charges
A restructuring charge of $31.1 million was recognized during the year ended December 31, 2021 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve employee utilization and an office consolidation program to optimize the Company's office footprint. The restructuring plan resulted in a charge of $4.8 million relating to workforce reductions, an impairment of ROU assets and associated unavoidable costs totaling $21.9 million and fixed asset impairment of $4.4 million.

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Restructuring charges	$31,105	$18,089	$—
Net charge	$31,105	$18,089	$—

At December 31, 2021, a total liability of $28.4 million was on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $23.2 million from lease and lease related liabilities of which $10.4 million is included within other liabilities and $12.8 million is included within non-current operating lease liabilities. The remaining provision of $5.2 million relates to workforce reduction and is included within other liabilities.

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)

Opening provision	$10,748	$1,637	$6,419
Additional provision in the year	26,674	18,089	—
Utilization	(9,069)	(8,978)	(4,782)
Ending provision	$28,353	$10,748	$1,637